Long-Term Investments, Net (Details) $ in Thousands, $ in Thousands				6 Months Ended
	Aug. 18, 2025 SGD ($)	Sep. 13, 2024 HKD ($)	May 28, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 02, 2024 USD ($) shares
Long-Term Investments, Net [Line Items]
Cash consideration	$ 161,500	$ 49
Impairment loss of long-term investments					$ 259
Investment A [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital			2.47%
Aggregate purchase price			$ 290,000
Investment B [Member]
Long-Term Investments, Net [Line Items]
Ordinary shares (in Shares) | shares						10
Subscription price						$ 368,000
Cumulative unrealized impairment				$ 290,000	$ 259,000
Investment C [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital		4.90%
Investment D [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital	19.00%